Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options	2,800
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 6 months
Outstanding Options, Weighted-Average Exercise Price	$ 36.84	$ 36.61	$ 36.33	$ 34.40
Number of Exercisable Options	2,500
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 9 months 18 days
Exercisable Options, Weighted-Average Exercise Price	$ 36.03	$ 37.03	$ 37.03
$10.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	10.00
Range of Exercise Prices, upper limit	$ 19.99
Number of Outstanding Options	188
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.84
Number of Exercisable Options	188
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 11.84
$20.00 - $24.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	20.00
Range of Exercise Prices, upper limit	$ 24.99
Number of Outstanding Options	293
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 24.42
Number of Exercisable Options	293
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 24.42
$25.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	25.00
Range of Exercise Prices, upper limit	$ 29.99
Number of Outstanding Options	365
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 27.69
Number of Exercisable Options	365
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 27.69
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	30.00
Range of Exercise Prices, upper limit	$ 34.99
Number of Outstanding Options	117
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 34.44
Number of Exercisable Options	93
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 1 month 6 days
Exercisable Options, Weighted-Average Exercise Price	$ 34.53
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	35.00
Range of Exercise Prices, upper limit	$ 39.99
Number of Outstanding Options	364
Outstanding Options, Weighted-Average Remaining Life (Years)	4 months 24 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.01
Number of Exercisable Options	364
Exercisable Options, Weighted-Average Remaining Life (Years)	4 months 24 days
Exercisable Options, Weighted-Average Exercise Price	$ 39.01
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	40.00
Range of Exercise Prices, upper limit	$ 44.99
Number of Outstanding Options	1,029
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years
Outstanding Options, Weighted-Average Exercise Price	$ 41.33
Number of Exercisable Options	764
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 40.41
$50.00 - $54.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	50.00
Range of Exercise Prices, upper limit	$ 54.99
Number of Outstanding Options	429
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 51.40
Number of Exercisable Options	429
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 51.40
$55.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	55.00
Range of Exercise Prices, upper limit	$ 59.99
Number of Outstanding Options	15
Outstanding Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 56.76
Number of Exercisable Options	5
Exercisable Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 56.76